Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents (Notes 5,6,7 and 45)		₩ 2,382,979	₩ 4,342,887
Current financial assets, net (Notes 5,6,9,11,12,13,45 and 47)		3,494,717	3,107,397
Trade and other receivables, net (Notes 5,8,20,24,45,46 and 47)		12,216,216	11,985,735
Inventories, net (Note 14)		9,769,236	8,875,615
Income tax receivables (Note 41)		78,495	69,612
Current non-financial assets (Note 15)		1,267,914	1,109,321
Assets held-for-sale (Note 16 and 42)		45,648	45,648
Total current assets		29,255,205	29,536,215
Non-current assets
Non-current financial assets, net (Notes 5,6,9,10,11,12,13,45 and 47)		4,945,990	3,546,214
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)		3,157,409	2,193,587
Property, plant and equipment, net (Notes 4,18,24,27 and 49)		182,982,763	179,875,535
Investment properties, net (Notes 4,19 and 27)		228,984	185,527
Goodwill (Note 4 and 16)		99,179	99,156
Intangible assets other than goodwill, net (Notes 4,21,27 and 46)		1,046,918	1,033,984
Investments in associates (Notes 4 and 17)		6,704,754	6,176,889
Investments in joint ventures (Notes 4 and 17)		4,581,340	3,485,699
Defined benefit assets, net (Note 25)		40,425	70,187
Deferred tax assets (Note 41)		13,436,624	13,161,802
Non-current non-financial assets (Note 4 and 15)		328,204	350,170
Total non-current assets		217,552,590	210,178,750
Total Assets (Note 4)		246,807,795	239,714,965
Current liabilities
Trade and other payables, net (Notes 5,22,24,45 and 47)		9,411,315	9,089,973
Current financial liabilities, net (Notes 5,12,23,45 and 47)		44,465,866	41,139,726
Income tax payables (Note 41)		970,496	482,934
Current non-financial liabilities (Notes 20,28 and 29)		6,327,141	7,881,663
Current provisions (Notes 26 and 45)		2,793,971	2,654,125
Total current liabilities		63,968,789	61,248,421
Non-current liabilities
Non-current trade and other payables, net (Notes 5,22,24,45 and 47)		4,609,241	4,981,957
Non-current financial liabilities, net (Notes 5,12,23,45 and 47)		88,352,359	92,944,338
Non-current non-financial liabilities (Notes 28 and 29)		13,281,520	11,196,000
Employee benefits liabilities, net (Notes 25 and 45)		1,451,547	1,035,320
Deferred tax liabilities (Note 41)		5,944,472	5,163,135
Non-current provisions (Notes 26 and 45)		27,837,034	25,881,044
Total non-current liabilities		141,476,173	141,201,794
Total liabilities (Note 4)		205,444,962	202,450,215
Equity
Share capital		3,209,820	3,209,820
Share premium		843,758	843,758
Contributed capital (Notes 1,30 and 45)		4,053,578	4,053,578
Legal reserves	[1]	1,604,910	1,604,910
Voluntary reserves		0	2,812,313
Unappropriated retained earnings (undisposed deficit)		18,523,337	11,921,039
Retained earnings (Note 31)		20,128,247	16,338,262
Other capital surplus		1,600,812	1,600,801
Accumulated other comprehensive income		1,424,014	557,430
Other equity		12,708,585	13,294,972
Other components of equity (Note 34)		15,733,411	15,453,203
Equity attributable to owners of the controlling company		39,915,236	35,845,043
Non-controlling interests (Notes 16 and 33)		1,447,597	1,419,707
Total Equity		41,362,833	37,264,750
Total Liabilities and Equity		₩ 246,807,795	₩ 239,714,965

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.